Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001827076
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	DRAGONEER GROWTH OPPORTUNITIES CORP. III
Entity Incorporation State Country Code	E9
Entity File Number	001-40264
Entity Tax Identification Number	98-1560356
Entity Address, Address Line One	One Letterman Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Suite M500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	(415)
Local Phone Number	539-3099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	DGNU
Entity Emerging Growth Company	true
Entity Ex Transition Period	false